Organization and Significant Accounting Policies - Fair Value Measurement and Unobservable Rollforward Activity of Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Ending balance		$ 4,925
Warrants [Member]
Fair Value Disclosures [Abstract]
Beginning balance	4,925		38
Issuances of warrants		5,986
Exercise of warrants		(1,815)
Adjustments to estimated fair value due to expiry			(38)
Adjustments to estimated fair value	(1,894)	754
Warrants exchanged for common stock	(3,031)
Ending balance		$ 4,925